Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities measured on a recurring basis
The following table presents comparative carrying value and fair value information for our financial assets and liabilities:

	December 31, 2015		December 31, 2014
$ in millions	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets (Liabilities)
Marketable securities
Trading	$303	$303	$331	$331
Available-for-sale	7	7	5	5
Derivatives	5	5	1	1
Long-term debt, including current portion	(6,526)	(6,907)	(5,928)	(6,726)